Leases - Summary of Cash Outflows From Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows from lease	₩ 254,626	₩ 240,491